Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Disclosure of transactions between related parties and compensation to Directors and Key Management	The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2023				2022				2021
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/ (income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/ (income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€1,339	€779	€27	€—	€1,129	€1,699	€24	€—	€831	€1,220	€14	€—
FCA Bank	—	—	—	—	2,007	33	30	21	1,666	19	(1)	39
Leasys	960	12	6	—	—	—	—	—	—	—	—	—
GAC-Stellantis JV	—	—	—	—	24	—	—	(2)	45	—	—	(3)
Dongfeng Peugeot Citroën Automobiles	72	177	—	(3)	140	604	—	(7)	150	122	—	—
Finance companies in partnership with SCF and BNPP PF(1)	8,973	471	(7)	14	7,773	623	1	(2)	7,251	647	57	—
Other	4	1	(1)	(2)	3	—	12	(4)	4	2	8	—
Total joint arrangements	11,348	1,440	25	9	11,076	2,959	67	6	9,947	2,010	78	36
GEFCO	—	—	—	—	—	—	—	—	25	2,048	—	—
Other	23	196	2	(1)	65	183	16	—	66	144	16	(2)
Total associates	23	196	2	(1)	65	183	16	—	91	2,192	16	(2)
CNHI	28	—	(3)	—	50	—	—	—	332	169	1	—
Iveco	218	19	(5)	—	233	26	(1)	—	—	—	—	—
Ferrari N.V.	16	51	(1)	—	22	83	—	—	27	115	—	—
Directors and Key Management	—	—	87	—	—	—	75	—	—	—	73	—
Other	1	—	43	—	1	1	48	—	179	5	49	—
Total CNHI, Ferrari, Directors and other	263	70	121	—	306	110	122	—	538	289	123	—
Total unconsolidated subsidiaries	95	24	—	—	17	50	5	(1)	261	11	5	(4)
Total transactions with related parties	€11,729	€1,730	€148	€8	€11,464	€3,302	€210	€5	€10,837	€4,502	€222	€30

Total for the Company	€189,544	€151,400	€9,541	€(42)	€179,592	€144,327	€8,981	€768	€149,419	€119,943	€9,130	€734
_______________________________________________________________________________________________________________________________________________
(1) As a result of the reorganization of the financing activities within Europe, the transactions of the financing companies in partnership with SCF and BNPP have a similar nature. As such, the transactions have been aggregated and the prior periods have been represented for comparability
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2023				2022
	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables and other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€164	€180	€—	€—	€214	€423	€—	€—
FCA Bank	—	—	—	—	272	122	2	113
Leasys	147	104	—	38	—	—	—	—
GAC-Stellantis JV	—	14	—	—	—	14	—	—
Dongfeng Peugeot Citroën Automobiles	128	44	—	—	114	64	—	—
Finance companies in partnership with SCF and BNPP PF(2)	943	400	38	22	919	258	55	16
Other	77	11	—	—	14	16	—	—
Total joint arrangements	1,459	753	38	60	1,533	897	57	129
Other	237	34	—	—	102	27	—	—
Total associates	237	34	—	—	102	27	—	—
CNHI	11	1	—	—	19	1	—	—
Iveco	42	40	—	—	34	17	—	—
Ferrari N.V.	8	19	—	—	11	17	—	—
Other	1	25	—	—	1	39	—	—
Total CNHI, Ferrari N.V. and other	62	85	—	—	65	74	—	—
Total unconsolidated subsidiaries	188	26	—	7	95	91	—	8
Total originating from related parties	€1,946	€898	€38	€67	€1,795	€1,089	€57	€137

Total for the Company	€21,359	€56,643	€4,778	€24,685	€14,870	€54,383	€1,655	€25,498
______________________________________________________________________________________________________________________________
(1) Relating to Debt excluding Asset-backed financing, refer to Note, 22 Debt for additional information
(2) As a result of the reorganization of the financing activities within Europe, the transactions of the financing companies in partnership with SCF and BNPP have a similar nature. As such, the transactions have been aggregated and the prior periods have been represented for comparability